Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 209,114	$ 117,387
Allowance for doubtful accounts	(540)	(1,561)	$ (1,617)	$ (645)
Notes and accounts receivable, net	$ 208,574	$ 115,826